Offerings	Oct. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.100% Notes due 2032
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,488.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Table" in the registrant`s Registration Statement on Form S-3ASR (Registration No. 333-275071), filed with the Securities and Exchange Commission on October 18, 2023, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.350% Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,155,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,933.31
Offering Note	See Offering Note 1.